SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of fixed assets (Details)	12 Months Ended
Dec. 31, 2018
Buildings and their components | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	P12Y
Buildings and their components | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	P40Y
Furniture and equipment | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	P3Y
Furniture and equipment | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	P7Y
Receiving, distribution and telecommunication networks | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	P3Y
Receiving, distribution and telecommunication networks | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	P20Y
Customer equipment | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	P3Y
Customer equipment | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	P5Y